Accrued expenses and other current liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other current liabilities
Deposits from packaged-tour users (a)	¥ 12,428	$ 1,950	¥ 18,195
Payable for business combination	7,153	1,123	8,138
Accrued liabilities related to customers incentive program	3,951	620	10,369
Accrued professional service fees	11,861	1,861	11,513
Accrued advertising expenses	18,806	2,951	18,804
Deposits received from suppliers	86,212	13,529	82,054
Accrued operating expenses	8,067	1,266	10,032
Advanced payment from banks (b)	13,925	2,185	10,812
Discounted bank acceptance notes (c)	197,900	31,055	482,000
Others	22,326	3,503	24,584
Total	¥ 382,629	$ 60,043	¥ 676,501